Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 4,613
2015	4,339
2016	6,331
2017	6,471
2018	5,080
Thereafter	57,322
Operating Leases, Future Minimum Payments Due	$ 84,156